Taxes - Components of Income Taxes Recognized in Income Statement (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Major components of tax expense (income) [abstract]
Current income taxes for the year	kr (5,513)	kr (4,168)	kr (3,654)
Current income taxes related to prior years	(392)	83	(489)
Deferred tax income/expense	1,097	7,613	2,266
Share of taxes in joint ventures and associated companies	(5)	(3)	(5)
Tax expense/benefit	kr (4,813)	kr 3,525	kr (1,882)